LOCAL AND FOREIGN CURRENCY	12 Months Ended
Dec. 31, 2024
LOCAL AND FOREIGN CURRENCY
LOCAL AND FOREIGN CURRENCY

31 – LOCAL AND FOREIGN CURRENCY

Local and foreign currency balances are the following:

CURRENT ASSETS	12.31.2024	12.31.2023
	ThCh$	ThCh$
Cash and cash equivalents	248,899,004	303,683,683
USD	14,817,741	9,462,829
EUR	234,718	437,604
CLP	140,155,381	140,758,085
BRL	48,540,084	96,214,729
ARS	12,461,057	18,340,987
PGY	32,690,023	38,469,449

Other current financial assets	76,586,583	67,285,793
CLP	73,865,057	66,587,339
BRL	2,553,727	13,897
ARS	57,786	684,557
PGY	110,013	—

Other current non-financial assets	27,260,507	19,311,851
USD	3,195,150	174,579
EUR	213,862	615,636
UF	1,024,253	1,196,729
CLP	5,389,357	6,353,138
BRL	2,451,721	3,213,978
ARS	10,110,029	3,531,840
PGY	4,876,135	4,225,951

Trade and other accounts receivable	332,831,088	298,892,164
USD	5,617,644	3,511,802
EUR	—	1,233
UF	—	1,030,138
CLP	177,104,333	182,395,110
BRL	87,509,718	79,993,377
ARS	50,035,902	23,712,111
PGY	12,563,491	8,248,393

Accounts receivable from related entities	9,901,543	16,161,318
USD	—
CLP	9,901,543	14,736,546
BRL	—	1,223,699
ARS	—	—
PGY	—	201,073

Inventory	299,970,909	233,053,160
CLP	106,986,666	106,204,544
BRL	73,721,137	64,808,180
ARS	95,970,869	38,277,180
PGY	23,292,237	23,763,256

Current tax assets	17,746,106	43,383,058
USD	—	6,253,451
CLP	7,749,543	6,213,032
BRL	9,851,901	30,643,656
ARS	144,662	272,919

Total current assets	1,013,195,740	981,771,027
USD	23,630,536	19,402,661
EUR	448,580	1,054,473
UF	1,024,253	2,226,867
CLP	521,151,879	523,247,794
BRL	224,628,288	276,111,516
ARS	168,780,305	84,819,594
PGY	73,531,899	74,908,122

NON-CURRENT ASSETS	12.31.2024	12.31.2023
	ThCh$	ThCh$
Other non-current financial assets	169,420,303	93,316,339
USD	24,195,386	19,030,656
UF	1,216,865	1,216,865
CLP	62,774,079	53,832,722
BRL	59,298,394	7,935,524
ARS	21,935,579	11,300,572

Other non-financial, non-current assets	79,746,695	59,412,482
USD	—	609,042
UF	431,216	17,154
CLP	47,530	55,397
BRL	74,983,744	55,660,553
ARS	2,415,012	1,338,592
PGY	1,869,193	1,731,744

Accounts receivable, non-current	335,723	371,401
UF	—	225,323
CLP	212,749	51,752
ARS	9,008	136
PGY	113,966	94,190

Non-current accounts receivable from related entities	292,931	108,021
CLP	292,931	108,021

Investments accounted for using the equity method	85,192,710	91,799,267
CLP	46,683,997	49,790,788
BRL	38,508,713	42,008,479

Intangible assets other than goodwill	693,383,630	695,926,565
USD	3,959,421	3,959,421
CLP	318,673,224	312,908,478
BRL	172,991,812	195,313,156
ARS	9,074,686	5,269,949
PGY	188,684,487	178,475,561

Goodwill	144,681,420	122,103,802
CLP	9,523,767	9,523,767
BRL	64,670,541	72,810,771
ARS	62,487,785	32,193,085
PGY	7,999,327	7,576,179

Property, plant and equipment	1,097,773,572	872,388,811
EUR	—	2,429,848
CLP	394,341,668	364,462,607
BRL	318,245,367	277,936,537
ARS	291,160,305	140,055,748
PGY	94,026,232	87,504,071

Deferred tax assets	7,081,549	4,323,174
CLP	5,028,479	2,592,024
PGY	2,053,070	1,731,150

Total non-current assets	2,277,908,533	1,939,749,862
USD	28,154,807	23,599,119
EUR	—	2,429,848
UF	1,648,081	12,775,351
CLP	837,578,424	782,009,547
BRL	728,698,571	651,665,020
ARS	387,082,375	190,158,082
PGY	294,746,275	277,112,895

	12.31.2024			12.31.2023
CURRENT LIABILITIES	Up to 90 days	90 days to 1 year	Total	Up to 90 days	90 days to 1 year	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Other financial liabilities, current	47,596,941	62,733,519	110,330,460	16,062,851	36,934,150	52,997,001
USD	4,527,746	2,823,324	7,351,070	342,000	5,444,143	5,786,143
EUR	37,902	119,070	156,972	32,709	90,988	123,697
UF	6,635,279	27,455,884	34,091,163	13,753,586	13,044,881	26,798,467
CLP	202,438	28,032,817	28,235,255	899,930	11,384,709	12,284,639
BRL	824,103	2,471,938	3,296,041	685,038	2,829,430	3,514,468
ARS	34,452,772	140,384	34,593,156	349,588	1,804,522	2,154,110
PGY	17,523	1,690,102	1,707,625	—	1,482,060	1,482,060
CHF	899,178	—	899,178	—	853,417	853,417

Trade and other accounts payable, current	449,856,870	7,217,773	457,074,643	404,557,957	24,354,027	428,911,984
USD	18,947,509	349,038	19,296,547	37,085,189	2,156,901	39,242,090
EUR	5,524,760	53,061	5,577,821	5,285,606	297,386	5,582,992
UF	1,860,276	—	1,860,276	3,430,102	302,021	3,732,123
CLP	167,135,196	6,815,674	173,950,870	166,250,228	21,597,719	187,847,947
BRL	144,438,439	—	144,438,439	129,596,874	—	129,596,874
ARS	67,851,883	—	67,851,883	45,129,973	—	45,129,973
PGY	42,129,433	—	42,129,433	17,779,985	—	17,779,985
Other currencies	1,969,374	—	1,969,374	—	—	—

Accounts payable to related entities, current	94,376,420	—	94,376,420	96,045,624	—	96,045,624
CLP	47,188,912	—	47,188,912	39,175,392	—	39,175,392
BRL	28,548,564	—	28,548,564	40,225,863	—	40,225,863
ARS	7,542,033	—	7,542,033	8,031,621	—	8,031,621
PGY	11,096,911	—	11,096,911	8,612,748	—	8,612,748

Other current provisions	422,985	1,099,441	1,522,426	127,229	1,186,877	1,314,106
CLP	422,985	1,049,930	1,472,915	127,229	1,139,985	1,267,214
PGY	—	49,511	49,511	—	46,892	46,892

Current tax liabilities	10,155,528	18,213,748	28,369,276	7,700,127	5,711,494	13,411,621
CLP	4,106,948	—	4,106,948	2,440,280	23,458	2,463,738
BRL	6,048,580	—	6,048,580	5,259,847	—	5,259,847
ARS	—	16,898,437	16,898,437	—	4,143,057	4,143,057
PGY	—	1,315,311	1,315,311	—	1,544,979	1,544,979

Current provisions for employee benefits	59,703,271	12,663,916	72,367,187	47,674,090	10,143,710	57,817,800
CLP	7,223,078	10,676,695	17,899,773	5,769,075	8,867,752	14,636,827
BRL	30,162,575	—	30,162,575	28,791,559	—	28,791,559
ARS	22,317,618	—	22,317,618	13,113,456	—	13,113,456
PGY	—	1,987,221	1,987,221	—	1,275,958	1,275,958

Other non-current non-financial liabilities	101,155,626	40,947,956	142,103,582	2,364,699	40,008,461	42,373,160
CLP	101,151,643	40,668,020	141,819,663	2,360,088	39,785,560	42,145,648
ARS	3,983	—	3,983	4,611	—	4,611
PGY	—	279,936	279,936	—	222,901	222,901

Total current liabilities	763,267,641	142,876,353	906,143,994	574,532,577	118,338,719	692,871,296
USD	23,475,255	3,172,362	26,647,617	37,427,189	7,601,044	45,028,233
EUR	5,562,662	172,131	5,734,793	5,318,315	388,374	5,706,689
UF	8,495,555	27,455,884	35,951,439	17,183,688	13,346,902	30,530,590
CLP	327,431,200	87,243,136	414,674,336	217,022,222	82,799,183	299,821,405
BRL	210,022,261	2,471,938	212,494,199	204,559,181	2,829,430	207,388,611
ARS	132,168,289	17,038,821	149,207,110	66,629,249	5,947,579	72,576,828
PGY	53,243,867	5,322,081	58,565,948	26,392,733	4,572,790	30,965,523
CHF	899,178	—	899,178	—	853,417	853,417
Other currencies	1,969,374	—	1,969,374	—	—	—

	12.31.2024				12.31.2023
	More than 1 year	More than 3 and	More than		More than 1 year	More than 3 and	More than
NON-CURRENT LIABILITIES	up to 3 years	up to 5 years	5 years	Total	up to 3 years	up to 5 years	5 years	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Other financial liabilities, non-current	1,056,609,706	8,011,840	1,921,701	1,066,543,247	39,864,902	203,951,623	800,509,308	1,044,325,833
USD	310,800,461	1,719,561	1,056,841	313,576,863	1,509,143	1,203,965	259,130,959	261,844,067
EUR	172,072	622,056	226,879	1,021,007	323,054	357,058	446,054	1,126,166
UF	528,074,358	1,598,112	—	529,672,470	32,606,024	12,349,672	486,381,343	531,337,039
CLP	26,303,149	—	—	26,303,149	—	8,500,000	52,449,925	60,949,925
BRL	5,580,210	4,072,111	637,981	10,290,302	5,421,424	5,778,555	2,101,027	13,301,006
ARS	15,078	—	—	15,078	5,257	—	—	5,257
CHF	185,664,378	—	—	185,664,378	—	175,762,373	—	175,762,373

Accounts payable, non-current	2,534,836	—	—	2,534,836	2,392,555	—	—	2,392,555
CLP	2,523,733	—	—	2,523,733	2,392,555	—	—	2,392,555
ARS	11,103	—	—	11,106	—	—	—	—

Accounts payable related companies	380,465	—	—	380,465	6,007,041	—	—	6,007,041
BRL	380,465	—	—	380,465	6,007,041	—	—	6,007,041

Other provisions, non-current	53,723,373	—	—	53,723,373	490,107	52,997,683	—	53,487,790
BRL	53,001,124	—	—	53,001,124	—	52,997,683	—	52,997,683
ARS	722,249	—	—	722,249	490,107	—	—	490,107

Deferred tax liabilities	224,967,885	—	—	224,967,885	113,608,651	47,772,196	19,089,372	180,470,219
CLP	102,389,788	—	—	102,389,788	94,801,758	—	1,231,565	96,033,323
BRL	60,256,153	—	—	60,256,153	—	47,772,196	—	47,772,196
ARS	43,461,030	—	—	43,461,030	18,806,893	—	—	18,806,893
PGY	18,860,914	—	—	18,860,914	—	—	17,857,807	17,857,807

Non-current provisions for employee benefits	20.160.468	—	—	20,160,468	15,499,538	249,254	2,725,154	18,473,946
CLP	19,338,456	—	—	19,338,456	14,799,923	249,254	2,725,154	17,774,331
ARS	18,574	—	—	18,574	5,242	—	—	5,242
PGY	803,438	—	—	803,438	694,373	—	—	694,373

Other non-financial liabilities	2,252,985	—	—	2,252,985	—	2,506,795	—	2,506,795
BRL	2,252,985	—	—	2,252,985	—	2,506,795	—	2,506,795
ARS	—	—	—	—	—	—	—	—

Total non-current liabilities	1,360,629,718	8,011,840	1,921,701	1,370,563,259	177,862,794	307,477,551	822,323,834	1,307,664,179
USD	310,800,461	1,719,561	1,056,841	313,576,863	1,509,143	1,203,965	259,130,959	261,844,067
EUR	172,072	622,056	226,879	1,021,007	323,054	357,058	446,054	1,126,166
UF	528,074,358	1,598,112	—	529,672,470	32,606,024	12,349,672	486,381,343	531,337,039
CLP	150,555,126	—	—	150,555,126	111,994,236	8,749,254	56,406,644	177,150,134
BRL	121,470,936	4,072,111	637,981	126,181,028	11,428,465	109,055,229	2,101,027	122,584,721
ARS	44,228,035	—	—	44,228,035	19,307,499	—	—	19,307,499
PGY	19,664,352	—	—	19,664,352	694,373	—	17,857,807	18,552,180
CHF	185,664,378	—	—	185,664,378	—	175,762,373	—	175,762,373